Related Party Transactions - Schedule of Dues Payables to Related Party (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction
Total	$ 1,400	$ 1,974	$ 47
KNOT | Drydocking supervision fee
Related Party Transaction
Total	$ 156	134	$ 47
KOAS
Related Party Transaction
Margin rate on administration cost	5.00%
KOAS | Drydocking supervision fee
Related Party Transaction
Total	$ 96
KOAS | Equipment purchased
Related Party Transaction
Total	$ 1,148	$ 1,840